CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Series One A Preferred Stock [Member]	Preferred Stock [Member] Series One A Preferred Stock [Member]	Preferred Stock [Member] Series One A Preferred Stock [Member] Tubesolar A G [Member]	Preferred Stock [Member] Series One A Preferred Stock [Member] Crowdex Convertible Note [Member]	Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Preferred Stock [Member] Series One B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] Tubesolar A G [Member]	Common Stock [Member] B D One Investment Holding L L C [Member]	Common Stock [Member] Nanyang Convertible Notes [Member]	Common Stock [Member] Fleur Note [Member]	Common Stock [Member] Global Ichiban Convertible Notes [Member]	Common Stock [Member] Nanyang Convertible Notes [Member]	Common Stock [Member] Crowdex Convertible Note [Member]	Common Stock [Member] B D One Investment Holding L L C [Member]	Common Stock [Member] Fleur Note [Member]	Common Stock [Member] Sabby Note [Member]	Common Stock [Member] L 1 Convertible Note [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Additional Paid-in Capital [Member] Tubesolar A G [Member]	Additional Paid-in Capital [Member] Crowdex Convertible Note [Member]	Additional Paid-in Capital [Member] B D One Investment Holding L L C [Member]	Additional Paid-in Capital [Member] Nanyang Convertible Notes [Member]	Additional Paid-in Capital [Member] Fleur Note [Member]	Additional Paid-in Capital [Member] Sabby Note [Member]	Additional Paid-in Capital [Member] Nanyang Convertible Notes [Member]	Additional Paid-in Capital [Member] Crowdex Convertible Note [Member]	Additional Paid-in Capital [Member] Sabby Note [Member]	Additional Paid-in Capital [Member] L 1 Convertible Note [Member]	Series A Preferred Stock [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Private Placement [Member]	B D One Investment Holding L L C [Member]	Nanyang Convertible Notes [Member]	Fleur Note [Member]	Nanyang Convertible Notes [Member]	Crowdex Convertible Note [Member]	B D One Investment Holding L L C [Member]	Fleur Note [Member]	Sabby Note [Member]	L 1 Convertible Note [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance at Dec. 31, 2020	$ 5							$ 366														$ 401,590,211															$ (20,192,203)													$ (421,782,785)
Beginning balance (in shares) at Dec. 31, 2020	48,100		1,300					3,660,439
Proceeds from issuance of Preferred Stock (in shares)			2,500
Proceeds from issuance of Preferred Stock																						2,500,000															2,500,000
Proceeds from issuance of Common Stock								$ 15														12,999,985															13,000,000
Proceeds from issuance of Common Stock (in shares)								148,334
Conversion of shares (in shares)				(100)							200,000				33,600	200,000	545,042
Conversion of shares											$ 20				$ 3	$ 20	$ 55					5,799,997				$ (20)						$ 99,980	$ 272,466				5,800,000							$ 100,000	$ 272,521
Loss on Extinguishment of Liabilities																						1,686,079															1,686,079
Net Income/(Loss)																																					(6,000,003)													(6,000,003)
Beginning balance at Dec. 31, 2021	$ 5							$ 479														424,948,698															(2,833,606)													(427,782,788)
Beginning balance (in shares) at Dec. 31, 2021	48,100		3,700					4,786,804
Conversion of shares (in shares)				(2,400)	(1,300)						4,800,000	15,800,000	1,200,000	1,400,000			2,600,000
Conversion of shares											$ 480	$ 1,580	$ 120	$ 140			$ 260									$ (480)		$ 7,898,420	$ 599,880	$ 699,860			$ (260)								$ 7,900,000	$ 600,000	$ 700,000
Net Income/(Loss)																																					(4,297,249)													(4,297,249)
Foreign Currency Translation Loss																																					(7,097)																(7,097)
Beginning balance at Mar. 31, 2022	$ 5							$ 3,059														434,146,118															2,062,048													(432,080,037)			(7,097)
Beginning balance (in shares) at Mar. 31, 2022	48,100							30,586,804
Beginning balance at Dec. 31, 2021	$ 5							$ 479														424,948,698															(2,833,606)													(427,782,788)
Beginning balance (in shares) at Dec. 31, 2021	48,100		3,700					4,786,804
Net Income/(Loss)																																					(6,610,034)
Beginning balance at Jun. 30, 2022	$ 5							$ 3,059														434,146,118															(256,993)													(434,392,822)			(13,353)
Beginning balance (in shares) at Jun. 30, 2022	48,100							30,586,804
Beginning balance at Dec. 31, 2021	$ 5							$ 479														424,948,698															(2,833,606)													(427,782,788)
Beginning balance (in shares) at Dec. 31, 2021	48,100		3,700					4,786,804
Proceeds from issuance of Common Stock										$ 94												2,551,311																		$ 2,551,405
Proceeds from issuance of Common Stock (in shares)										943,397
Conversion of shares (in shares)				(2,400)	(1,300)						4,800,000					3,000,000	2,600,000	15,800,000	2,000,000	70,000
Conversion of shares											$ 480					$ 300	$ 260	$ 1,580	$ 200	$ 7		(480)					$ (260)	$ 7,898,420	$ 1,499,700	$ 999,800	$ 107,094													$ 1,500,000		$ 7,900,000	$ 1,000,000	$ 107,101
Net Income/(Loss)																																					(19,754,705)													(19,754,705)
Proceeds from issuance of warrants																						2,990,029			$ 2,448,595												2,990,029			2,448,595
Beneficial Conversion Feature																						4,490,029															4,490,029
Private placement costs																									(1,276,017)															$ (1,276,017)
Share-based compensation																									$ 5,478,734												5,478,734
Foreign Currency Translation Loss																																					(16,024)																(16,024)
Beginning balance at Dec. 31, 2022	$ 5							$ 3,400														452,135,653															4,585,541													(447,537,493)			(16,024)
Beginning balance (in shares) at Dec. 31, 2022	48,100							34,000,812
Beginning balance at Mar. 31, 2022	$ 5							$ 3,059														434,146,118															2,062,048													(432,080,037)			(7,097)
Beginning balance (in shares) at Mar. 31, 2022	48,100							30,586,804
Net Income/(Loss)																																					(2,312,785)													(2,312,785)
Foreign Currency Translation Loss																																																					(6,256)
Beginning balance at Jun. 30, 2022	$ 5							$ 3,059														434,146,118															(256,993)													(434,392,822)			(13,353)
Beginning balance (in shares) at Jun. 30, 2022	48,100							30,586,804
Beginning balance at Dec. 31, 2022	$ 5							$ 3,400														452,135,653															4,585,541													(447,537,493)			(16,024)
Beginning balance (in shares) at Dec. 31, 2022	48,100							34,000,812
Conversion of shares (in shares)																				2,051,052	1,440,090
Conversion of shares																				$ 205	$ 144													$ 1,083,513	$ 508,596													1,083,718	$ 508,740
Net Income/(Loss)																																					(6,083,352)													(6,083,352)
Share-based compensation																						1,404,450															1,404,450
Foreign Currency Translation Loss																																					6,706																6,706
Stockholders equity impact of adopting																							$ (3,795,874)															$ (3,686,243)													$ 109,631
Shares issued adjusted						48,100			34,000,812
Stockholders equity adjusted						$ 5			$ 3,400															$ 448,339,779															$ 899,298													$ (447,427,862)		$ (16,024)
Beginning balance at Mar. 31, 2023	$ 5							$ 3,749														451,336,338															(2,180,440)													(453,511,214)			(9,318)
Beginning balance (in shares) at Mar. 31, 2023	48,100							37,491,954
Beginning balance at Dec. 31, 2022	$ 5							$ 3,400														452,135,653															4,585,541													(447,537,493)			(16,024)
Beginning balance (in shares) at Dec. 31, 2022	48,100							34,000,812
Net Income/(Loss)																																					(9,996,824)
Impact of adopting, shares
Common stock issued for services (in shares)								285,000
Beginning balance at Jun. 30, 2023	$ 5							$ 5,566														466,294,127															(2,793,128)													(469,078,672)			(14,154)
Beginning balance (in shares) at Jun. 30, 2023	48,100						900	55,937,658
Beginning balance at Mar. 31, 2023	$ 5							$ 3,749														451,336,338															(2,180,440)													(453,511,214)			(9,318)
Beginning balance (in shares) at Mar. 31, 2023	48,100							37,491,954
Proceeds from issuance of Preferred Stock (in shares)							900
Proceeds from issuance of Preferred Stock																						900,000															900,000
Conversion of shares (in shares)																				10,575,000	7,585,704
Conversion of shares																				$ 1,058	$ 759													$ 1,038,873	$ 731,319													$ 1,039,931	$ 732,078
Net Income/(Loss)																																					(3,913,472)													(3,913,472)
Share-based compensation																						560,861															560,861
Foreign Currency Translation Loss																																					(4,836)																(4,836)
Private placement preferred stock																						(20,000)															(20,000)
Common stock issued for services (in shares)								285,000
Common stock issued for services																						92,750															92,750
Down round deemed dividend																						11,653,986																												(11,653,986)
Beginning balance at Jun. 30, 2023	$ 5							$ 5,566														$ 466,294,127															$ (2,793,128)													$ (469,078,672)			$ (14,154)
Beginning balance (in shares) at Jun. 30, 2023	48,100						900	55,937,658